Investment Properties (Details) - Schedule of Fair Value of Investment Properties R$ in Thousands		12 Months Ended
		Jun. 30, 2023 BRL (R$) ha	Jun. 30, 2022 BRL (R$) ha
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		213,329	215,238
Fair value	[1]	R$ 3,640,872	R$ 3,308,718
Cost value	[2],[3]	R$ 1,198,741	R$ 990,415
Jatobá [Member] | Bahia [Member] | Jaborandi Ltda [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		8,868	13,276
Date of acquisition		Mar-07
Fair value	[1]	R$ 304,870	R$ 429,713
Cost value	[2],[3]	R$ 13,681	R$ 28,971
Alto Taquari [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		1,380	1,380
Date of acquisition		Aug-07
Fair value	[1]	R$ 31,035	R$ 30,574
Cost value	[2],[3]	R$ 17,311	R$ 17,273
Araucária [Member] | Goiás [Member] | Araucária Ltda [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha			5,517
Date of acquisition		Apr-07
Fair value	[1]		R$ 333,360
Cost value	[2],[3]		R$ 46,269
Chaparral [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		37,182	37,182
Date of acquisition		Nov-07
Fair value	[1]	R$ 1,017,454	R$ 796,111
Cost value	[2],[3]	R$ 111,266	R$ 102,313
Nova Buriti [Member] | Minas Gerais [Member] | Flamboyant Ltda [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		24,212	24,212
Date of acquisition		Dec-07
Fair value	[1]	R$ 44,192	R$ 49,787
Cost value	[2],[3]	R$ 24,295	R$ 24,298
Preferência [Member] | Bahia [Member] | Cajueiro Ltda [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		17,799	17,799
Date of acquisition		Sep-08
Fair value	[1]	R$ 157,870	R$ 136,262
Cost value	[2],[3]	R$ 34,411	R$ 32,849
São José [Member] | Maranhão [Member] | Ceibo Ltda [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		17,566	17,566
Date of acquisition		Feb-17
Fair value	[1]	R$ 475,124	R$ 464,248
Cost value	[2],[3]	R$ 114,435	R$ 114,448
Marangatu y Udra [Member] | Boqueron Paraguay [Member] | Agropecuaria Moroti S/A [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		58.722	59,585
Date of acquisition		Feb-18
Fair value	[1]	R$ 500,509	R$ 337,786
Cost value	[2],[3]	R$ 239,837	R$ 263,858
Arrojadinho Farm [Member] | Bahia [Member] | Agrifirma Agro Ltda. [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		16,642	16,642
Date of acquisition		Jan-20
Fair value	[1]	R$ 350,363	R$ 256,921
Cost value	[2],[3]	R$ 125,402	R$ 100,808
Rio Do Meio Farm [Member] | Bahia [Member] | Agrifirma Agro Ltda. [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		5,750	7,715
Date of acquisition		Jan-20
Fair value	[1]	R$ 168,507	R$ 201,908
Cost value	[2],[3]	R$ 66,263	R$ 79,245
Serra Grande Farm [Member] | Piaui [Member] | Imobiliaria Cremaq [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		4,489	4,489
Date of acquisition		Apr-20
Fair value	[1]	R$ 82,410	R$ 82,558
Cost value	[2],[3]	R$ 42,413	R$ 42,149
Acres del Sud [Member] | Bolivia [Member] | Acres del Sud [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		9,875	9,875
Date of acquisition		Feb-21
Fair value	[1]	R$ 196,659	R$ 189,490
Cost value	[2],[3]	R$ 120,436	R$ 137,934
Panamby [Member] | Mato Grosso [Member] | Mogno Ltda. [Member]
Investment Properties (Details) - Schedule of Fair Value of Investment Properties [Line Items]
Area of farm (Hectares) (in Hectares) | ha		10,844
Date of acquisition		Sep-22
Fair value	[1]	R$ 311,879
Cost value	[2],[3]	R$ 288,991

[1]	On June 30, 2023, the properties appraised by an independent company. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
[2]	At June 30, 2023 the cost value of R$1,198,741 (R$990,415 at June 30, 2022) is not comparable to that disclosed in the “Investment properties” note, since the note contemplates leasehold improvements which are not an integral part of the Company’s portfolio of owned farms.
[3]	The cost values presented for the Alto Taquari and Rio do Meio farms include the areas of 1,157 and 852 hectares sold, respectively, on which the Company will continue to operate until the date such areas are delivered (see Note 1 - General information).